Cover	Dec. 18, 2020	Mar. 05, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 16, 2020
Entity Registrant Name	CANTEL MEDICAL CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31337
Entity Tax Identification Number	22-1760285
Entity Address, Address Line One	150 Clove Road
Entity Address, City or Town	Little Falls
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07424
City Area Code	(973)
Local Phone Number		890-7220
Title of 12(b) Security	Common Stock
Trading Symbol	CMD
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000019446
Amendment Flag	false
Amendment Description